Significant Accounting Policies - Estimated Useful Lives of Satellites and Other Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2015
Minimum [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	10 years
Minimum [Member] | Satellites and Related Costs [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	11 years
Minimum [Member] | Ground Segment Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	4 years
Minimum [Member] | Furniture and Fixtures and Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	4 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	2 years
Maximum [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	40 years
Maximum [Member] | Satellites and Related Costs [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	17 years
Maximum [Member] | Ground Segment Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	15 years
Maximum [Member] | Furniture and Fixtures and Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	12 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	12 years